Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Event

14. SubsequentEvent

InMarch 2014, Arabella sold a leased undeveloped acreage for approximately $2.1 million in cash and recognized a gain on the saleof the property of approximately $1.2 million.

Management evaluates events that have occurred after the balance sheet date but before the financial statements are issued. Based upon the review, Management did not identify any recognized or non-recognized subsequent events, other than those discussed above, which would have required an adjustment or disclosure in the financial statements.